Investment Portfolioas of October 31, 2025 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 12.2%
Entertainment 1.8%
ROBLOX Corp. "A"*	31,400	3,570,808
Spotify Technology SA*	6,100	3,997,452
		7,568,260
Interactive Media & Services 10.4%
Alphabet, Inc. "A"	99,800	28,062,762
Meta Platforms, Inc. "A"	25,000	16,208,750
		44,271,512
Consumer Discretionary 8.6%
Automobile Components 1.2%
Modine Manufacturing Co.* (a)	34,000	5,209,140
Broadline Retail 4.9%
Amazon.com, Inc.*	84,700	20,685,434
Hotels, Restaurants & Leisure 1.2%
DraftKings, Inc. "A"*	74,249	2,271,277
Planet Fitness, Inc. "A"*	32,500	2,947,425
		5,218,702
Household Durables 0.8%
SharkNinja, Inc.*	39,382	3,367,161
Textiles, Apparel & Luxury Goods 0.5%
Birkenstock Holding PLC*	48,183	1,922,983
Consumer Staples 1.2%
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	5,760	5,249,952
Financials 6.3%
Capital Markets 1.6%
Bullish*	60,000	3,034,200
Intercontinental Exchange, Inc.	24,866	3,637,647
		6,671,847
Financial Services 3.4%
Visa, Inc. "A"	42,273	14,404,102
Insurance 1.3%
Progressive Corp.	28,000	5,768,000
Health Care 10.3%
Biotechnology 0.7%
Exact Sciences Corp.*	46,409	3,002,198

Health Care Equipment & Supplies 5.1%
Dexcom, Inc.*	76,137	4,432,696
Intuitive Surgical, Inc.*	13,009	6,950,449
iRhythm Technologies, Inc.*	26,217	4,910,444
Stryker Corp.	15,328	5,460,447
		21,754,036
Health Care Providers & Services 1.8%
Guardant Health, Inc.*	81,717	7,601,315
Health Care Technology 0.3%
Waystar Holding Corp.*	34,000	1,218,900
Life Sciences Tools & Services 1.9%
Stevanato Group SpA (a)	80,185	2,022,266
Thermo Fisher Scientific, Inc.	10,245	5,812,910
		7,835,176
Pharmaceuticals 0.5%
Zoetis, Inc.	15,686	2,260,196
Industrials 7.1%
Aerospace & Defense 2.1%
Axon Enterprise, Inc.*	11,600	8,493,868
Firefly Aerospace, Inc.*	25,515	618,994
		9,112,862
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	3,000	2,896,740
Sterling Infrastructure, Inc.*	5,600	2,116,240
		5,012,980
Electrical Equipment 3.4%
AMETEK, Inc.	27,961	5,651,198
Bloom Energy Corp. "A"*	25,000	3,304,000
Vertiv Holdings Co. "A"	27,600	5,322,936
		14,278,134
Professional Services 0.4%
TransUnion	20,437	1,659,075
Information Technology 52.2%
Communications Equipment 1.0%
Arista Networks, Inc.*	28,241	4,453,323
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. "A"	23,000	3,204,820
IT Services 2.7%
Cloudflare, Inc. "A"*	14,920	3,779,236
MongoDB, Inc.*	9,661	3,476,221
Snowflake, Inc. "A"*	14,769	4,059,703
		11,315,160
Semiconductors & Semiconductor Equipment 21.1%
Broadcom, Inc.	64,136	23,706,590
NVIDIA Corp.	326,306	66,073,702
		89,780,292
Software 18.4%
AppLovin Corp. "A"*	3,500	2,230,655

Atlassian Corp. "A"*	34,200	5,794,164
Cadence Design Systems, Inc.*	12,835	4,347,086
Clearwater Analytics Holdings, Inc. "A"* (a)	105,000	1,933,050
Confluent, Inc. "A"*	106,145	2,480,609
Datadog, Inc. "A"*	18,200	2,963,142
Microsoft Corp.	93,171	48,244,875
Samsara, Inc. "A"*	33,500	1,345,695
ServiceNow, Inc.*	9,600	8,825,088
		78,164,364
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	128,545	34,754,712
Real Estate 1.6%
Real Estate Management & Development 1.6%
CoStar Group, Inc.*	52,000	3,578,120
Jones Lang LaSalle, Inc.*	10,261	3,130,529
		6,708,649
Total Common Stocks (Cost $139,398,188)		422,453,285

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c) (Cost $1,984,442)	1,984,442	1,984,442

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.16% (b) (Cost $4,616,911)	4,616,911	4,616,911

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $145,999,541)	101.1	429,054,638
Other Assets and Liabilities, Net	(1.1)	(4,628,960)
Net Assets	100.0	424,425,678
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2025 are as follows:
Value ($) at 7/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
—	1,984,442 (d)	—	—	—	10,727	—	1,984,442	1,984,442
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.16% (b)
4,108,454	14,707,549	14,199,092	—	—	26,285	—	4,616,911	4,616,911
4,108,454	16,691,991	14,199,092	—	—	37,012	—	6,601,353	6,601,353

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2025 amounted to $2,952,481, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,015,765.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2025.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$422,453,285	$—	$—	$422,453,285
Short-Term Investments (a)	6,601,353	—	—	6,601,353
Total	$429,054,638	$—	$—	$429,054,638

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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